Organization and Operations (Details) $ / shares in Units, $ in Thousands									1 Months Ended	128 Months Ended
	Jan. 31, 2025	Dec. 31, 2024 item	Aug. 27, 2024	Jul. 13, 2023 $ / shares	Jul. 07, 2023	Apr. 06, 2023 $ / shares	Mar. 30, 2023	May 12, 2014 item	Jan. 31, 2025	Dec. 31, 2024 item	Jul. 19, 2023 director	Jul. 03, 2023 USD ($)
Organization and Operations
Number of LNG carriers acquired on IPO								3
Aggregate purchase price per common unit in cash | $ / shares				$ 8.65		$ 8.65
Special distribution per common unit in cash, included in aggregate purchase price | $ / shares						$ 3.28
Percentage of ownership by certain unitholders subject to cutback					4.90%
Right to receive cash for each common unit | $ / shares				$ 5.37
Number Of Directors | director											3
Percentage of ownership in each entity acquired										100.00%
Number of entities acquired										15
Number of vessels owned		10								10
Number of vessels under lease-back		4								4
Bridge Facility Agreement
Organization and Operations
Aggregate principal amount | $												$ 50,000
GAS-five Ltd.
Organization and Operations
Proportion of ownership interest held		100.00%
Lease-back bareboat charter period in years							5 years
GAS-four Ltd.
Organization and Operations
Proportion of ownership interest held		100.00%
Lease-back bareboat charter period in years			3 years
BlackRock | GasLog Ltd. | GIC
Organization and Operations
Ownership interest sold									45.00%
GasLog Ltd. | GasLog Partners LP | Common units
Organization and Operations
Proportion of ownership interest held		100.00%
Blenheim Holdings Ltd and Onassis Foundation | GasLog Ltd.
Organization and Operations
Proportion of ownership interest held	55.00%